United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. CORPORATE BONDS--1.3%
		Basic Industry - Chemicals--0.2%
$1,450,000	1	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	$725,000
1,250,000	1,2	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,262,500
		TOTAL	1,987,500
		Basic Industry - Paper--0.2%
1,480,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	1,517,000
250,000	3	Pope & Talbot, Inc., 8.375%, 6/1/2013	2,525
382,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	356,118
		TOTAL	1,875,643
		Communications - Media Noncable--0.1%
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,153,239
		Consumer Cyclical - Automotive--0.0%
775,000	3,4	General Motors Corp., Note, 9.450%, 11/01/2011	112,375
		Financial Institution - Banking--0.1%
2,136,255	1,2	Regional Diversified Funding, 9.250%, 03/15/2030	1,079,023
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	579,652
		Financial Institution - Insurance - Life--0.1%
500,000	1	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	470,296
		Financial Institution - Insurance - P&C--0.1%
500,000	1,2	USF&G Cap, 8.312%, 7/1/2046	436,683
		Financial Intermediaries--0.4%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 06/08/2010	3,969,072
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $13,866,472)	11,663,483
		INTERNATIONAL BONDS—1.5%
		AUSTRALIAN DOLLAR—0.3%
		Sovereign—0.2%
2,550,000		New South Wales Treasury Corp, Series 17, 5.500%, 03/01/2017	2,090,964
		State/Provincial—0.1%
700,000		New South Wales, State of, Local Gov’t. Guarantee, Series 12RG, 6.000%, 05/01/2012	602,181
		TOTAL AUSTRALIAN DOLLAR	2,693,145
		JAPANESE YEN—1.2%
		Banking—0.7%
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.6000%, 2/15/2011	6,425,449
		Financial Intermediaries—0.5%
400,000,000		Eksportfinans, Bond, 1.8000%, 6/21/2010	4,324,952
		TOTAL JAPANESE YEN	10,750,401
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $12,028,564)	13,443,546
		GOVERNMENTS/AGENCIES--15.5%
		BRITISH POUND--0.9%
		Sovereign--0.9%
1,375,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	2,487,705
3,350,000		United Kingdom, Government of, Bond, 4.000%, 09/07/2016	5,809,977
		TOTAL BRITISH POUND	8,297,682
		CANADIAN DOLLAR--0.4%
		Sovereign--0.4%
3,400,000		Canada, Government of, 4.000%, 06/01/2017	3,306,083
		EURO--5.0%
		Sovereign--5.0%
3,450,000		Belgium, Government of, Sr. Unsecd. Note, Series 52, 4.000%, 03/28/2018	5,089,844
3,000,000		Bundesrepublic Deutschland, Series 04, 3.750%, 1/04/2015	4,551,964
5,100,000		Bundesrepublic Deutschland, Series 06, 3.750%, 01/04/2017	7,687,891
3,300,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	5,006,688
4,850,000		France, Government of, 4.250%, 10/25/2017	7,429,929
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	7,774,896
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	8,341,397
		TOTAL EURO	45,882,609
		JAPANESE YEN--2.4%
		Sovereign--2.4%
533,000,000		Japan, Government of, 1.600%, 12/20/2015	6,009,439
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	4,628,080
420,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	4,787,977
640,000,000		Japan-283 (10 Year Issue), Series 283, 1.800%, 09/20/2016	7,305,732
		TOTAL JAPANESE YEN	22,731,228
		NORWEGIAN KRONE--0.1%
		Sovereign--0.1%
5,200,000		Norway, Government of, 6.500%, 05/15/2013	959,878
		SWEDISH KRONA--0.2%
		Sovereign--0.2%
10,500,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	1,597,100
		U.S. DOLLAR--6.5%
		Sovereign--6.5%
14,600,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 01/17/2017	15,330,000
12,490,000		Mexico, Government of, Note, 5.625%, 01/15/2017	12,786,638
6,300,000		Philippines, Government, Bond, 7.75%, 1/14/2031	6,882,750
19,296,000	1,2	Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	19,778,400
7,500,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	5,625,000
		TOTAL U.S. DOLLAR	60,402,788
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $131,296,697)	143,177,368
		ASSET-BACKED SECURITY--0.0%
		Home Equity Loan--0.0%
46,741	1,2	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $46,741)	36,458
		COLLATERALIZED MORTGAGE OBLIGATION--0.0%
		Non-Agency Mortgage--0.0%
9,571	1,2	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 4.669%, 1/28/2027 (IDENTIFIED COST $21,279)	5,456
		MORTGAGE-BACKED SECURITY--0.0%
		Government National Mortgage Assoc.--0.0%
6,387		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $7,178)	6,424
		PREFERRED STOCKS--0.0%
		Financial Institution - Brokerage--0.0%
40,000	3,4	Lehman Brothers Holdings, Pfd. 5.670%	6,000
		Financial Institution - REITs--0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock 8.54%, Series C, $4.27, Annual Dividend	460,350
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	466,350
		MUTUAL FUNDS—80.8%5
9,375,184		Emerging Markets Fixed Income Core Fund	207,592,708
10,677,071		Federated Mortgage Core Portfolio	107,304,559
73,039,031		The High Yield Bond Portfolio	425,087,157
8,281,182	6	Prime Value Obligations Fund, Institutional Shares, 0.38%	8,281,182
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $899,478,917)	748,265,606
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $1,058,892,255)7	917,064,691
		OTHER ASSETS AND LIABILITIES – NET—0.9%8	8,754,756
		TOTAL NET ASSETS—100%	$925,819,447

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $23,793,816, which represented 2.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2009, these liquid restricted securities amounted to $22,598,520, which represented 2.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	5/14/1999 – 5/27/1999	$1,098,662	$725,000
	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	10/31/1996	$497,390	$470,296
3	Non-income producing security.
4	Issuer in default.
5	Affiliated companies.
6	7-Day net yield.
7
At August 31, 2009, the cost of investments for federal tax purposes was $1,059,830,093. The net unrealized depreciation of investments for federal tax purposes was $142,765,402. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,739,813 and net unrealized depreciation from investments for those securities having an excess of cost over value of $158,505,215.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$466,350	$---	$---	$466,350
Debt Securities:
U.S. Corporate Bonds	$---	$11,663,483	$---	$11,663,483
International Bonds	$---	$13,443,546	$---	$13,443,546
Government Agencies	$---	$143,177,368	$---	$143,177,368
Asset-Backed Security	$---	$36,458	$---	$36,458
Collateralized Mortgage Obligation	$---	$5,456	$---	$5,456
Mortgage-Backed Security	$---	$6,424	$---	$6,424
Mutual Funds	$748,265,606	$---	$---	$748,265,606
TOTAL SECURITIES	$748,731,956	$168,332,735	$---	$917,064,691

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009